Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2012	2013
At cost:
Buildings	$55,156	$54,557
Machinery and equipment	41,239	41,338
Leasehold improvements	13,044	16,821
Furniture and fixtures	3,782	506
Automobiles	288	179
Tools and molds	111	120

Total	113,620	113,521
Less: accumulated depreciation	(76,698)	(64,479)

	36,922	49,042
Construction in progress	27,304	34

Net book value	$64,226	$49,076